LOANS PAYABLE - RELATED PARTIES (Details) - USD ($)	Dec. 31, 2022	Dec. 20, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Original amount of loans payable		$ 3,000,000
Loans payable - related parties	$ 238,000		$ 518,721
Less: Current maturities	238,000		22,221
Loans payable - related parties, non current			496,500
Original borrowings of $496,500, bears interest at 6%, requires no payments until maturity in May 2023 | Lender, Stockholder of the Company
Short-Term Debt [Line Items]
Original amount of loans payable	$ 496,500		$ 496,500
Interest rate of loans payable	6.00%		6.00%
Additional borrowings	$ 0		$ 0
Loans payable - related parties	238,000		496,500
Original borrowings of $150,000, bears interest at various rates based on the lenders borrowing rates. No stated repayment terms | Lender, Stockholder of the Company
Short-Term Debt [Line Items]
Loans payable - related parties			22,221
Original borrowings of $150,000, bears interest at various rates based on the lenders borrowing rates. No stated repayment terms | Lender, controlled by the managing stockholder and owned by his spouse
Short-Term Debt [Line Items]
Original amount of loans payable	150,000		$ 150,000
Loans payable - related parties